LOANS - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	$ 1,663,102	$ 1,315,114
Real Estate - Construction	311,712	197,571
Real Estate - Commercial	2,258,297	2,140,667
Lease financing	93,986	77,567
Total Commercial	4,327,097	3,730,919
Real Estate Residential	512,311	501,894
Installment	41,506	47,320
Home equity	466,629	458,627
Other	41,217	38,475
Total	1,061,663	1,046,316
Pass
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	1,596,415	1,265,116
Real Estate - Construction	310,806	195,787
Real Estate - Commercial	2,179,701	2,027,897
Lease financing	93,236	75,839
Total Commercial	4,180,158	3,564,639
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	27,498	30,903
Real Estate - Construction	128	0
Real Estate - Commercial	19,903	25,928
Lease financing	0	1,728
Total Commercial	47,529	58,559
Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	39,189	19,095
Real Estate - Construction	778	1,784
Real Estate - Commercial	58,693	86,842
Lease financing	750	0
Total Commercial	99,410	107,721
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	0	0
Real Estate - Construction	0	0
Real Estate - Commercial	0	0
Lease financing	0	0
Total Commercial	0	0
Performing
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	503,317	490,314
Installment	41,253	46,806
Home equity	461,188	452,281
Other	41,217	38,475
Total	1,046,975	1,027,876
Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	8,994	11,580
Installment	253	514
Home equity	5,441	6,346
Other	0	0
Total	$ 14,688	$ 18,440